Operating Leases - Schedule of Operating Lease Liability, Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019
Leases [Abstract]
Liability, Payments, Next twelve months (2020)	$ 17.7
Liability, Payments, Due year two (2021)	16.4
Liability, Payments, Due year three (2022)	13.0
Liability, Payments, Due year four (2023)	12.2
Liability, Payments, Due year five (2024)	11.7
Liability, Payments, Due after year five	73.6
Total minimum lease payments	144.6
Less imputed interest	(31.4)
Operating lease liabilities	$ 113.2	$ 95.5